General information - Additional Information (Detail) - shares		12 Months Ended
	Jan. 21, 2021	Dec. 31, 2021
General Information [Line Items]
Percentage of ownership attributable to the parent entity		55.60%
Class A Common Share [Member] | IPO [Member]
General Information [Line Items]
Stock issued during period, shares, new issues	34,613,647
Class A Common Share [Member] | Primary Offering [Member]
General Information [Line Items]
Stock issued during period, shares, new issues	19,147,500
Class A Common Share [Member] | Secondary Offering [Member]
General Information [Line Items]
Stock issued during period, shares, new issues	15,466,147